Fair Value, Assets and Liabilities Measured on Recurring Basis Level 3 Reconciliation (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Trading assets, excluding derivatives [Member]
Assets:
Balance, beginning of period	$ 823	$ 1,063	$ 2,149
Net gains (losses) included in net income	59	74	(171)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(204)	(77)	(913)
Transfers into Level 3	31	52	14
Transfers out of Level 3	(59)	(289)	(16)
Balance, end of period	650	823	1,063
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(16)	(19)	(44)
Trading securities [Member]
Assets:
Balance, beginning of period	769	987	2,034
Net gains (losses) included in net income	69	96	(132)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(215)	(77)	(913)
Transfers into Level 3	30	51	14
Transfers out of Level 3	(58)	(288)	(16)
Balance, end of period	595	769	987
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(15)	(11)	(25)
Trading securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	39	46	53
Net gains (losses) included in net income	1	3	3
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(2)	(10)	(10)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(31)	0	0
Balance, end of period	7	39	46
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Trading securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	541	742	1,582
Net gains (losses) included in net income	36	67	(191)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(121)	(37)	(649)
Transfers into Level 3	4	0	0
Transfers out of Level 3	(15)	(231)	0
Balance, end of period	445	541	742
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(48)	(33)	(47)
Trading securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	53	52	97
Net gains (losses) included in net income	0	9	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(21)	(1)	(45)
Transfers into Level 3	26	13	0
Transfers out of Level 3	(4)	(20)	0
Balance, end of period	54	53	52
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1	6	(3)
Trading securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	1	6	108
Net gains (losses) included in net income	0	1	8
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	2	9	(110)
Transfers into Level 3	0	0	0
Transfers out of Level 3	(3)	(15)	0
Balance, end of period	0	1	6
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	1	2
Trading securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	122	138	190
Net gains (losses) included in net income	32	16	48
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(70)	(35)	(98)
Transfers into Level 3	0	25	14
Transfers out of Level 3	(5)	(22)	(16)
Balance, end of period	79	122	138
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	32	15	23
Trading securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	13	3	4
Net gains (losses) included in net income	0	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(3)	(3)	(1)
Transfers into Level 3	0	13	0
Transfers out of Level 3	0	0	0
Balance, end of period	10	13	3
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Other trading asset [Member]
Assets:
Balance, beginning of period	54	76	115
Net gains (losses) included in net income	(10)	(22)	(39)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	11	0	0
Transfers into Level 3	1	1	0
Transfers out of Level 3	(1)	(1)	0
Balance, end of period	55	54	76
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(8)	(19)
Available-for-sale securities [Member]
Assets:
Balance, beginning of period	7,995	27,439	31,856
Net gains (losses) included in net income	200	72	203
Net gains (losses) included in other comprehensive income	(232)	38	885
Purchases, sales, issuances and settlements, net	(1,720)	(782)	4,267
Transfers into Level 3	148	100	60
Transfers out of Level 3	(362)	(18,872)	(9,832)
Balance, end of period	6,029	7,995	27,439
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(8)	(15)	(64)
Available-for-sale securities [Member] | Debt securities [Member]
Assets:
Balance, beginning of period	7,266	26,645	30,489
Net gains (losses) included in net income	188	62	110
Net gains (losses) included in other comprehensive income	(203)	40	931
Purchases, sales, issuances and settlements, net	(1,671)	(709)	4,887
Transfers into Level 3	148	100	60
Transfers out of Level 3	(362)	(18,872)	(9,832)
Balance, end of period	5,366	7,266	26,645
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(8)	(15)	(64)
Available-for-sale securities [Member] | U.S. states and political subdivisions [Member]
Assets:
Balance, beginning of period	3,214	3,631	11,516
Net gains (losses) included in net income	21	11	10
Net gains (losses) included in other comprehensive income	(86)	(85)	160
Purchases, sales, issuances and settlements, net	(569)	(182)	1,347
Transfers into Level 3	59	53	0
Transfers out of Level 3	(362)	(214)	(9,402)
Balance, end of period	2,277	3,214	3,631
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	0	0
Available-for-sale securities [Member] | Collateralized loan and other debt obligations [Member]
Assets:
Balance, beginning of period	1,420	13,188	8,599
Net gains (losses) included in net income	117	8	135
Net gains (losses) included in other comprehensive income	(47)	124	514
Purchases, sales, issuances and settlements, net	(403)	625	3,940
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(12,525)	0
Balance, end of period	1,087	1,420	13,188
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2)	0	0
Available-for-sale securities [Member] | Corporate debt securities [Member]
Assets:
Balance, beginning of period	281	274	295
Net gains (losses) included in net income	25	10	20
Net gains (losses) included in other comprehensive income	(25)	(10)	19
Purchases, sales, issuances and settlements, net	(29)	(13)	(20)
Transfers into Level 3	0	23	1
Transfers out of Level 3	0	(3)	(41)
Balance, end of period	252	281	274
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Mortgage-backed securities [Member]
Assets:
Balance, beginning of period	202	297	293
Net gains (losses) included in net income	20	4	(44)
Net gains (losses) included in other comprehensive income	(6)	27	73
Purchases, sales, issuances and settlements, net	(83)	(98)	20
Transfers into Level 3	0	0	29
Transfers out of Level 3	0	(28)	(74)
Balance, end of period	133	202	297
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(8)	(57)
Available-for-sale securities [Member] | Residential [Member]
Assets:
Balance, beginning of period	64	94	61
Net gains (losses) included in net income	11	17	12
Net gains (losses) included in other comprehensive income	(5)	(1)	16
Purchases, sales, issuances and settlements, net	(46)	(40)	50
Transfers into Level 3	0	0	29
Transfers out of Level 3	0	(6)	(74)
Balance, end of period	24	64	94
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(1)
Available-for-sale securities [Member] | Commercial [Member]
Assets:
Balance, beginning of period	138	203	232
Net gains (losses) included in net income	9	(13)	(56)
Net gains (losses) included in other comprehensive income	(1)	28	57
Purchases, sales, issuances and settlements, net	(37)	(58)	(30)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(22)	0
Balance, end of period	109	138	203
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(4)	(8)	(56)
Available-for-sale securities [Member] | Asset-backed securities [Member]
Assets:
Balance, beginning of period	2,149	9,255	9,786
Net gains (losses) included in net income	5	29	(11)
Net gains (losses) included in other comprehensive income	(39)	(16)	165
Purchases, sales, issuances and settlements, net	(587)	(1,041)	(400)
Transfers into Level 3	89	24	30
Transfers out of Level 3	0	(6,102)	(315)
Balance, end of period	1,617	2,149	9,255
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(7)	(7)
Available-for-sale securities [Member] | Auto loans and leases [Member]
Assets:
Balance, beginning of period	492	5,921	6,641
Net gains (losses) included in net income	0	(1)	3
Net gains (losses) included in other comprehensive income	(33)	(34)	3
Purchases, sales, issuances and settlements, net	(214)	(1,067)	(726)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	(4,327)	0
Balance, end of period	245	492	5,921
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Home equity loans [Member]
Assets:
Balance, beginning of period	0	51	282
Net gains (losses) included in net income	0	3	15
Net gains (losses) included in other comprehensive income	0	(1)	14
Purchases, sales, issuances and settlements, net	0	(5)	(3)
Transfers into Level 3	0	0	29
Transfers out of Level 3	0	(48)	(286)
Balance, end of period	0	0	51
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	(1)
Available-for-sale securities [Member] | Other asset-backed securities [Member]
Assets:
Balance, beginning of period	1,657	3,283	2,863
Net gains (losses) included in net income	5	27	(29)
Net gains (losses) included in other comprehensive income	(6)	19	148
Purchases, sales, issuances and settlements, net	(373)	31	329
Transfers into Level 3	89	24	1
Transfers out of Level 3	0	(1,727)	(29)
Balance, end of period	1,372	1,657	3,283
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(7)	(6)
Available-for-sale securities [Member] | Equity securities [Member]
Assets:
Balance, beginning of period	729	794	1,367
Net gains (losses) included in net income	12	10	93
Net gains (losses) included in other comprehensive income	(29)	(2)	(46)
Purchases, sales, issuances and settlements, net	(49)	(73)	(620)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	663	729	794
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Perpetual preferred securities [Member]
Assets:
Balance, beginning of period	729	794	1,344
Net gains (losses) included in net income	8	10	91
Net gains (losses) included in other comprehensive income	(29)	(2)	(30)
Purchases, sales, issuances and settlements, net	(45)	(73)	(611)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	663	729	794
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Available-for-sale securities [Member] | Other marketable equity securities [Member]
Assets:
Balance, beginning of period	0	0	23
Net gains (losses) included in net income	4	0	2
Net gains (losses) included in other comprehensive income	0	0	(16)
Purchases, sales, issuances and settlements, net	(4)	0	(9)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	0	0
Mortgages held for sale [Member]
Assets:
Balance, beginning of period	2,374	3,250	3,410
Net gains (losses) included in net income	4	5	(42)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(276)	(874)	(308)
Transfers into Level 3	440	336	488
Transfers out of Level 3	(229)	(343)	(298)
Balance, end of period	2,313	2,374	3,250
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	7	(74)	(30)
Loans [Member]
Assets:
Balance, beginning of period	5,723	6,021	23
Net gains (losses) included in net income	(52)	(211)	43
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(104)	106	145
Transfers into Level 3	270	0	5,851
Transfers out of Level 3	(49)	(193)	(41)
Balance, end of period	5,788	5,723	6,021
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(32)	(178)	43
Mortgage servicing rights [Member]
Assets:
Balance, beginning of period	15,580	11,538	12,603
Net gains (losses) included in net income	(4,031)	1,156	(5,954)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	1,189	2,886	4,889
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	12,738	15,580	11,538
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(2,122)	3,398	(2,893)
Derivative [Member]
Assets and Liabilities:
Balance, beginning of period	(465)	(649)	(1,588)
Net gains (losses) included in net income	1,653	(783)	7,565
Net gains (losses) included in other comprehensive income	0	0	(1)
Purchases, sales, issuances and settlements, net	(1,325)	838	(6,566)
Transfers into Level 3	(20)	(13)	(8)
Transfers out of Level 3	134	142	(51)
Balance, end of period	(23)	(465)	(649)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	196	180	657
Derivative [Member] | Interest rate contract [Member]
Assets and Liabilities:
Balance, beginning of period	(40)	659	609
Net gains (losses) included in net income	1,588	(662)	7,397
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(1,255)	(39)	(7,349)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	2	2
Balance, end of period	293	(40)	659
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	317	(186)	562
Derivative [Member] | Commodity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(10)	21	0
Net gains (losses) included in net income	(21)	0	78
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(2)	(66)	(50)
Transfers into Level 3	(3)	(1)	(8)
Transfers out of Level 3	37	36	1
Balance, end of period	1	(10)	21
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(1)	(19)	40
Derivative [Member] | Equity contract [Member]
Assets and Liabilities:
Balance, beginning of period	(46)	(122)	(75)
Net gains (losses) included in net income	96	(151)	(11)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(214)	137	18
Transfers into Level 3	(17)	(14)	0
Transfers out of Level 3	97	104	(54)
Balance, end of period	(84)	(46)	(122)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(42)	48	(16)
Derivative [Member] | Foreign exchange contract [Member]
Assets and Liabilities:
Balance, beginning of period	9	21	(7)
Net gains (losses) included in net income	5	(15)	23
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(14)	1	5
Transfers into Level 3	0	2	0
Transfers out of Level 3	0	0	0
Balance, end of period	0	9	21
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	0	(8)	30
Derivative [Member] | Credit contract [Member]
Assets and Liabilities:
Balance, beginning of period	(375)	(1,150)	(1,998)
Net gains (losses) included in net income	26	(30)	38
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	160	805	810
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(189)	(375)	(1,150)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(38)	345	41
Derivative [Member] | Other contract [Member]
Assets and Liabilities:
Balance, beginning of period	(3)	(78)	(117)
Net gains (losses) included in net income	(41)	75	40
Net gains (losses) included in other comprehensive income	0	0	(1)
Purchases, sales, issuances and settlements, net	0	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(44)	(3)	(78)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(40)	0	0
Other assets [Member]
Assets:
Balance, beginning of period	1,503	162	244
Net gains (losses) included in net income	514	315	(21)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	576	1,026	(61)
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	2,593	1,503	162
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	(8)	(2)	(8)
Short sale liabilities [Member]
Liabilities:
Balance, beginning of period	0	0	0
Net gains (losses) included in net income	1	0	0
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	(7)	0	0
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(6)	0	0
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	1	0	0
Other liabilities excluding derivatives and short sale liabilities [Member]
Liabilities:
Balance, beginning of period	(39)	(49)	(44)
Net gains (losses) included in net income	(10)	3	(43)
Net gains (losses) included in other comprehensive income	0	0	0
Purchases, sales, issuances and settlements, net	21	7	38
Transfers into Level 3	0	0	0
Transfers out of Level 3	0	0	0
Balance, end of period	(28)	(39)	(49)
Net unrealized gains (losses) included in income related to assets and liabilities held at period end	$ (1)	$ 5	$ 0